Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of trade and other receivables

				$ million
		2022		2021
	Current	Non-current	Current	Non-current
Financial assets
Trade receivables	28,229	12	22,307	17
Amounts receivable from joint ventures and associates	654	79	404	89
Receivables related to disposals[a]	191	194	205	823
Other receivables	3,762	414	2,874	472
	32,836	699	25,790	1,401
Non-financial assets
Sales taxes and production taxes	1,037	379	1,131	474
Other receivables	137	14	218	818
	1,174	393	1,349	1,292
	34,010	1,092	27,139	2,693
aFor further information see Note 4 - Disposals and Impairment.